COMMITMENTS AND CONTINGENCIES (Details Narratives) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Loss Contingency, Loss in Period	$ 5,000,000			$ 5,000,000
Lease Expiration Period	2024			2024
Operating Leases, Rent Expense, Net	$ 225,121	$ 270,051	$ 275,017	$ 370,460	$ 433,720
Gain (Loss) on Contract Termination	$ 250,000